Inventory (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2019
Inventory Disclosure [Abstract]
Schedule of inventory
	31 January 2020	31 July 2019

Work in progress	$233,818	$208,417
Finished goods	652,121	615,108
Consumables	636,321	566,894

Total	$1,522,260	$1,390,419

	31 July 2019	31 July 2018

Raw materials	$—	$9,705
Work in progress	208,417	151,039
Finished goods	615,108	567,563
Consumables	566,894	225,110

Total	$1,390,419	$953,417